VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2014
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

25. VARIABLE INTEREST ENTITIES

        To comply with PRC laws and regulations, the Company conducts certain business in the PRC through its VIEs. On September 6, 2010, the Company established two entities in Beijing, China, Beijing Kaisheng Chuangfu Investment Management Company Ltd. ("Chuangfu"), and Beijing Huaxing Tianye Investment Management Company Ltd. (Huaxing) which are VIEs consolidated by the Company ("VIEs"). On January 25, 2011, the Company, through its VIEs, acquired a company based in Beijing with a license to offer mortgage credit loans with properties as collateral.

        The Group adopted the US GAAP guidance on consolidating VIEs which require certain VIEs to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among MMC BJ, the VIEs, and their shareholders and concluded that MMC BJ is the primary beneficiary of the VIEs as MMC BJ is entitled to substantially all the economic risks and rewards of the VIEs, and has the power to direct the activities that most significantly impact the VIEs. As a result, these VIEs' results of operations, assets and liabilities have been included in the Group's consolidated financial statements.

        On November 24, 2010, the Company established Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. to expand the Group's real estate brokerage service in Beijing.

        The following tables set forth the assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	2013 RMB	2014 RMB	2014 US$
Amounts due from related parties	98,591	102,330	16,493
Other current assets	132,350	281,128	45,309

Total current assets	230,941	383,458	61,802

Intangible assets, net	5,592	5,234	844

Total assets	236,533	388,692	62,646

Accounts payable	7	7	1
Accrued expenses and other current liabilities	90,985	241,835	38,977
Amounts due to related parties	64,529	66,604	10,735

Total current liabilities	155,521	308,446	49,713

Deferred tax liabilities	1,399	1,310	211

Total liabilities	156,920	309,756	49,924

	2012 RMB	2013 RMB	2014 RMB	2014 US$
Net revenue	4,293	11,586	36,988	5,961
Net income/(loss)	487	927	(677)	(109)

	2012 RMB	2013 RMB	2014 RMB	2014 US$
Net cash provided by (used in) operating activities	(24,636)	(20,480)	(6,144)	(990)
Net cash provided by (used in) investing activities	3,657	(38,901)	35,406	5,706
Net cash provided by (used in) financing activities:	38,000	18,450	(18,450)	(2,974)

Net (increase) decrease in cash and cash equivalents	17,021	(40,931)	10,812	1,742

        For all these VIE entities, as of December 31, 2014, the total assets of the consolidated VIEs mainly comprising loan receivable, prepaid expenses, other current assets and intangible assets, which was a mortgage credit license, there was no pledge or collateralization of these assets. As of December 31, 2014, the total liabilities of the consolidated VIEs mainly comprising accrued expenses and other current liabilities. There are no VIEs where the Company has a variable interest but is not the primary beneficiary. The balances and transactions of the consolidated VIEs were reflected in the Company's consolidated financial statements with intercompany transactions eliminated.

        The net cash used in operating activities in 2013 and the cash used in operating activities in 2014 were mainly resulted from the transactions with other subsidiaries within the Group and cash flows associated with property refinancing activities. Cash used in investing activities in 2014 was mainly the result of the net effect of providing and receiving repayment on mortgage credit loans. Cash provided by financing activities in 2014 was mainly the result of the net cash flow from the property refinancing activities.

        Unrecognized revenue-producing assets held by the VIE primarily include the customer relationships. Recognized revenue-producing assets held by the VIE include mortgage credit license, which was acquired upon the acquisition of the aforementioned company providing mortgage credit loan.

        Under contractual agreements with the Group, those employees of the Group who are shareholders of the VIEs are required to transfer their ownership in these entities to the Group, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Group at any time to repay the loans outstanding. The VIEs conferred an exclusive and irrevocable right to the Company that the Company can purchase all or part of the shares of the acquired company at a price of RMB1.0 at its own discretion under the Chinese law. Those employees of the Group who are shareholders of the VIEs have pledged their shares in the VIEs as collateral for the loans. As of December 31, 2014, the aggregate amount of these loans was RMB80.5 million (US$13.0 million).

        In accordance with the VIE agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of the VIEs and their subsidiaries without any restrictions. Therefore, the Company considers that there is no asset in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs except for registered capitals and PRC statutory reserves of the VIEs and the VIEs' subsidiaries amounting to RMB80.5 million and RMB80.5 million (US$13.0 million) as of December 31, 2013 and 2014, respectively. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs. Accordingly, the creditors of all the liabilities of Company's consolidated VIEs do not have recourse to the Company's general credit. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company will conduct certain business in the PRC through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Agreements between consolidated VIEs and Nominee Shareholders

        Loan agreements between MMC BJ and the respective shareholders of Huaxing and Chuangfu: These loan agreements provide for loans to the shareholders of Huaxing and Chuangfu (hereinafter "shareholders") to acquire the equity interests in Beijing Huijin Co., Ltd. (hereinafter "Huijin") through Huaxing and Chuangfu. The loans are interest free. MMC BJ and any third party(s) designated by it have the right, exercisable on their own will and at any time when it becomes legal to do so under PRC law, to purchase from Huaxing and Chuangfu all or any part of their equity interests in Huijin (hereinafter "Exclusive Purchase Right") and the purchase price will be used to repay the loans. The shareholders cannot repay the loans by other means except acquiring the written consent of MMC BJ in advance. The shareholders guarantee, where MMC BJ or any third party(s) designated by it exercise Exclusive Purchase Right, they will make shareholder decisions to ensure that Huaxing and Chuangfu waive their first refusal on the equity of Huijin. The shareholders also guarantee that all their equity interests in Huaxing and Chuangfu and all equity interests of Huijin held by Huaxing and Chuangfu will be pledged to MMC BJ as security to the relevant debts and without MMC BJ prior written consent, shareholders shall not (1) sell, transfer, pledge or dispose by any other means their equity or any interests in Huijin; (2) take any actions/negative act which may have major influences on the assets, business or responsibility of Huijin.

        Exclusive consulting and service agreement between Huaxing and Chuangfu on one side and MMC BJ on the other side: Under this agreement, MMC BJ provides exclusive technical consultation and relevant service to Huaxing and Chuangfu in exchange for consulting service fees based on the net profit of Huaxing and Chuangfu. The term of this agreement is 20 years and may be extended for 20 years automatically, unless MMC BJ gives disagreement of such extension in writing three months prior to the expiration of this agreement. Under this agreement, Huaxing and Chuangfu need to consult MMC BJ's advice before making any important decisions on business and operation which may influence the exclusive cooperation of Huaxing and Chuangfu and MMC BJ under this agreement. Huaxing and Chuangfu promise to follow the reasonable instructions given by MMC BJ.

        Equity pledge agreement among MMC BJ, Huaxing and Chuangfu, and the respective shareholders of Huaxing and Chuangfu (the "Guarantor"): Under this agreement the shareholders pledge to MMC BJ their equity interests in Huaxing and Chuangfu and Huaxing and Chuangfu pledge to MMC BJ their equity interests in Huijin to secure the performance of their obligations under Loan Agreements and Exclusive consulting and service agreement. The Guarantor confirms that they will waive their respective right of first refusal of the pledged equity interests under this agreement when MMC BJ exercising the Pledge and they will not transfer all or any part of the equity interests of Huaxing, Chuangfu and Huijin to any third party, place the existence of any pledge, guarantee or other security interest on such equity interests during the term of pledge, except for the consent adopted by MMC BJ and Guarantor. The Guarantor hereby irrevocably grants MMC BJ an irrevocable and exclusive right to purchase, or designate one or more persons (the "Designee") to purchase the equity interests in Huijin then held by Huaxing and/or Chuangfu in part or in whole at MMC BJ and Designee's sole and absolute discretion to the extent permitted by Chinese laws and at the price of 1 RMB Yuan. Unless MMC BJ waives Exclusive Purchase Right in writing, such right will exist permanently. The Guarantor further guarantee that without MMC BJ's prior written consent, other than normal business operation, the Guarantor shall not make any shareholders' decisions on disposal of the assets, business income or its beneficial interest of Huaxing, Chuangfu and Huijin; Without MMC BJ's prior written consent, the Guarantor shall not make any shareholders' decisions to permit Huaxing, Chuangfu and Huijin to bear any indebtedness, especially the loan. The Guarantor irrevocably grants MMC BJ exercising the whole shareholders' rights of Huaxing, Chuangfu and Huijin, appoint or impel MMC BJ to appoint the nominees of MMC BJ as the directors, senior manager and financial officer of Huaxing, Chuangfu and Huijin. The term of this agreement will not end until the obligations secured by the pledge are all fully fulfilled.

Risks associated with VIEs

        It is possible that the Company's operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If such a finding were made, regulatory authorities with jurisdiction over the licensing and operation of such operations businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Company's income, revoking the business or operating licenses of the affected businesses, requiring the Company to restructure its ownership structure or operations, or requiring the Company to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Company's business operations, and have a materially adverse impact on the Company's cash flows, financial position and operating performance. The Company's management considers the possibility of such a finding by PRC regulatory authorities to be remote.

        In addition, it is possible that the contracts with the Company, the Company's VIEs and shareholders of its VIEs would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event that the Company was unable to enforce these contractual arrangements, the Company would not be able to exert effective control over the affected VIEs. Consequently, such VIE's results of operations, assets and liabilities would not be included in the Company's consolidated financial statements. If such were the case, the Company's cash flows, financial position and operating performance would be materially adversely affected. The Company's contractual arrangements with respect to its consolidated VIEs are approved and in place. The Company's management believes that such contracts are enforceable, and considers the possibility remote that PRC regulatory authorities with jurisdiction over the Company's operations and contractual relationships would find the contracts to be unenforceable.

        It is possible that the Group's operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group's management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on January 19, 2015, the MOFCOM released the Draft FIL. The Draft FIL, among other things, introduces the concept of "actual control" for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIL includes control through contractual arrangements within the definition of "actual control." If the Draft FIL, which is still subject to revisions or even overhauls from other regulatory authorities at the same level of MOFCOM as well as PRC legislative authorities, is passed by the People's Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Group's VIE arrangements, and as a result the Group's VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIL includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIL is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIL if it becomes effective, that the Group's operation of certain of its operations and businesses through VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group's income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group's business operations, and have a severe adverse impact on the Group's cash flows, financial position and operating performance.